                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        06-30-03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        8-13-03
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                   FORM 13F

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 06-30-03

ITEM 1                            ITEM 2      ITEM 3       ITEM 4            ITEM 5             ITEM 6    ITEM 7      ITEM 8
                                  TITLE OF                 MARKET
NAME OF ISSUER                    CLASS       CUSIP        VALUE             SHARES    SH/PRN   INVSTMT   MANAGERS    VOTING
                                                                                                DISCR                 AUTHORITY
                                                                                                                      SOLE
COMMON STOCK

Abbott Laboratories               COM         002824100       5,020,804        114,735 SHR      SOLE                    114,735
ADC Telecom                       COM         000886101       7,943,715      3,453,789 SHR      SOLE                  3,453,789
Agere Systems Class B             COM                            69,513         30,223 SHR      SOLE                     30,223
Alcoa                             COM         013817101         843,413         33,075 SHR      SOLE                     33,075
Allstate Corp                     COM         020002101         499,100         14,000 SHR      SOLE                     14,000
Altria Group Inc                  COM         718154107         241,286          5,310 SHR      SOLE                      5,310
American Express                  COM         025816109       3,240,902         77,515 SHR      SOLE                     77,515
American Int'l Group              COM         026874107       1,777,844         32,219 SHR      SOLE                     32,219
Amgen                             COM         031162100         962,724         14,600 SHR      SOLE                     14,600
Anadarko Pete Corp                COM         032511107         515,452         11,591 SHR      SOLE                     11,591
Applied Materials Inc             COM                           943,335         59,554 SHR      SOLE                     59,554
Arbitron                          COM         03875Q108         280,245          7,850 SHR      SOLE                      7,850
Assoc Banc Corp                   COM         045487105       2,466,672         67,377 SHR      SOLE                     67,377
AT&T Wireless Group               COM         00209A106          99,858         12,163 SHR      SOLE                     12,163
Automatic Data Proc               COM         053015103         442,347         13,064 SHR      SOLE                     13,064
Bank of America Corp              COM         060505104       3,901,231         49,364 SHR      SOLE                     49,364
Bank of Hawaii                    COM         694058108       1,392,300         42,000 SHR      SOLE                     42,000
Baxter International              COM         071813109      33,701,798      1,296,223 SHR      SOLE                  1,296,223
Becton Dickinson                  COM         075887109         233,566          6,012 SHR      SOLE                      6,012
BellSouth Corp                    COM         079860102         290,427         10,906 SHR      SOLE                     10,906
Bemis                             COM         081437105      42,363,828        905,210 SHR      SOLE                    905,210
BMC Industries                    COM         055607105         566,630      1,049,314 SHR      SOLE                  1,049,314
BP PLC                            COM         055622104      10,242,878        243,762 SHR      SOLE                    243,762
Briggs & Stratton                 COM         109043109         353,500          7,000 SHR      SOLE                      7,000
Bristol-Myers Squibb              COM         110122108       6,646,429        244,804 SHR      SOLE                    244,804
Burlington Northern               COM         12189T104         518,319         18,225 SHR      SOLE                     18,225
Burlington Resources              COM         122014103       5,948,712        110,019 SHR      SOLE                    110,019
Cardinal Health                   COM         14149Y108         742,541         11,548 SHR      SOLE                     11,548
Caterpillar                       COM         149123101         450,846          8,100 SHR      SOLE                      8,100

ITEM 1                            ITEM 2      ITEM 3       ITEM 4            ITEM 5             ITEM 6    ITEM 7      ITEM 8
                                  TITLE OF                 MARKET
NAME OF ISSUER                    CLASS       CUSIP        VALUE             SHARES    SH/PRN   INVSTMT   MANAGERS    VOTING
                                                                                                DISCR                 AUTHORITY
                                                                                                                      SOLE
Ceridian                          COM         156779100      26,625,082      1,568,950 SHR      SOLE                  1,568,950
ChevronTexaco Corp                COM         166764100       2,013,127         27,883 SHR      SOLE                     27,883
Cisco                             COM         17275R102       1,037,001         61,763 SHR      SOLE                     61,763
Citigroup Inc                     COM         173034109         876,062         20,469 SHR      SOLE                     20,469
Coca-Cola                         COM         191216100         220,680          4,755 SHR      SOLE                      4,755
Colgate-Palmolive                 COM         194162103         222,528          3,840 SHR      SOLE                      3,840
Community First Bkshr             COM         203902101       1,158,691         42,552 SHR      SOLE                     42,552
ConocoPhillips                    COM         20825c104         300,304          5,480 SHR      SOLE                      5,480
Corning                           COM         219350105      15,011,418      2,031,315 SHR      SOLE                  2,031,315
Costco Wholesale                  COM         22160K105         283,357          7,742 SHR      SOLE                      7,742
Dell Inc                          COM         247025109         390,358         12,260 SHR      SOLE                     12,260
Delta Air Lines                   COM         247361108         310,335         21,140 SHR      SOLE                     21,140
Deluxe Corp                       COM         248019101       8,808,755        196,624 SHR      SOLE                    196,624
Donaldson                         COM         257651109      48,480,504      1,090,675 SHR      SOLE                  1,090,675
Ecolab Inc                        COM         278865100      31,572,092      1,233,285 SHR      SOLE                  1,233,285
EFunds Corp                       COM         28224R101      22,927,766      1,985,088 SHR      SOLE                  1,985,088
Emerson Electric                  COM         291011104      41,917,254        820,299 SHR      SOLE                    820,299
Exxon Mobil Corp                  COM         30231g102       7,054,687        196,455 SHR      SOLE                    196,455
Federal Natl Mtge                 COM         313586109         877,664         13,014 SHR      SOLE                     13,014
First Data Corp                   COM         319963104       1,944,365         46,920 SHR      SOLE                     46,920
G & K Services Cl A               COM         361268105       4,856,128        164,950 SHR      SOLE                    164,950
General Binding                   COM         369154109         119,500         10,000 SHR      SOLE                     10,000
General Electric                  COM         369604103      36,527,296      1,273,616 SHR      SOLE                  1,273,616
General Mills                     COM         370334104      51,308,920      1,082,238 SHR      SOLE                  1,082,238
Genuine Parts                     COM         372460105         776,243         24,250 SHR      SOLE                     24,250
Gillette Company                  COM         375766102       2,475,331         77,694 SHR      SOLE                     77,694
Graco Inc                         COM         384109104      49,814,016      1,556,688 SHR      SOLE                  1,556,688
Haber Inc.                        COM                             4,900         35,000 SHR      SOLE                     35,000
HB Fuller                         COM         359694106      33,886,442      1,538,894 SHR      SOLE                  1,538,894
Hershey                           COM         427866108         787,158         11,300 SHR      SOLE                     11,300
Hewlett-Packard                   COM         428236103         256,282         12,032 SHR      SOLE                     12,032
Home Depot                        COM         437076102       1,923,013         58,062 SHR      SOLE                     58,062

ITEM 1                            ITEM 2      ITEM 3       ITEM 4            ITEM 5             ITEM 6    ITEM 7      ITEM 8
                                  TITLE OF                 MARKET
NAME OF ISSUER                    CLASS       CUSIP        VALUE             SHARES    SH/PRN   INVSTMT   MANAGERS    VOTING
                                                                                                DISCR                 AUTHORITY
                                                                                                                      SOLE
Honeywell Inc                     COM         438516106      34,212,232      1,274,199 SHR      SOLE                  1,274,199
Hormel                            COM         440452100      47,459,250      2,002,500 SHR      SOLE                  2,002,500
IBM                               COM         459200101       6,486,389         78,623 SHR      SOLE                     78,623
Ingersoll Rand                    COM         456866102         482,664         10,200 SHR      SOLE                     10,200
Intel                             COM         458140100       6,124,250        294,294 SHR      SOLE                    294,294
Int'l MultiFoods Corp             COM         460043102      16,793,030        733,000 SHR      SOLE                    733,000
J.P. Morgan Chase & Co            COM         46625H100       6,512,008        190,521 SHR      SOLE                    190,521
Jefferson-Pilot                   COM         475070108         314,806          7,593 SHR      SOLE                      7,593
Johnson & Johnson                 COM         478160104      43,573,524        842,815 SHR      SOLE                    842,815
Kimberly-Clark                    COM         494368103       6,959,804        133,483 SHR      SOLE                    133,483
Lilly (Eli)                       COM         532457108         248,844          3,608 SHR      SOLE                      3,608
Lucent Tech                       COM         549463107         418,190        206,005 SHR      SOLE                    206,005
Medtronic Inc                     COM         585055106      68,265,758      1,423,093 SHR      SOLE                  1,423,093
Merck & Co                        COM         589331107      36,036,557        595,154 SHR      SOLE                    595,154
Merrill Lynch                     COM         590188108       1,359,182         29,117 SHR      SOLE                     29,117
Microsoft                         COM         594918104       3,084,287        120,292 SHR      SOLE                    120,292
MMM Co.                           COM         88579Y101      55,688,921        431,764 SHR      SOLE                    431,764
Motorola                          COM         620076109       2,678,401        284,030 SHR      SOLE                    284,030
MTS Systems                       COM         553777103      26,449,456      1,794,400 SHR      SOLE                  1,794,400
Murphy Oil                        COM         626717102         683,800         13,000 SHR      SOLE                     13,000
Nasdaq 100 Trust                  COM                           206,326          6,889 SHR      SOLE                      6,889
Newell Rubbermaid                 COM         651229106       2,632,700         94,025 SHR      SOLE                     94,025
Nokia                             COM         654902204         676,670         41,185 SHR      SOLE                     41,185
Nuveen Prfrmnc Plus Muni Fund     COM         2822911           275,000            110 SHR      SOLE                        110
Patterson Dental                  COM         703412106       5,102,960        112,400 SHR      SOLE                    112,400
Pentair Inc                       COM         709631105      37,752,349        966,522 SHR      SOLE                    966,522
PepsiCo Inc                       COM         713448108         292,677          6,577 SHR      SOLE                      6,577
Pfizer Inc                        COM         717081103      56,629,203      1,658,249 SHR      SOLE                  1,658,249
Procter & Gamble                  COM         742718109         919,803         10,314 SHR      SOLE                     10,314
Qwest Communications              COM         749121109         593,528        124,169 SHR      SOLE                    124,169
Royal Dutch Petrol                COM         780257804       1,208,204         25,916 SHR      SOLE                     25,916
SAFECO Corp                       COM         786429100         305,259          8,650 SHR      SOLE                      8,650

ITEM 1                            ITEM 2      ITEM 3       ITEM 4            ITEM 5             ITEM 6    ITEM 7      ITEM 8
                                  TITLE OF                 MARKET
NAME OF ISSUER                    CLASS       CUSIP        VALUE             SHARES    SH/PRN   INVSTMT   MANAGERS    VOTING
                                                                                                DISCR                 AUTHORITY
                                                                                                                      SOLE
SBC Communications                COM         78387G103         439,256         17,192 SHR      SOLE                     17,192
Schlumberger Ltd                  COM         806857108      10,494,941        220,621 SHR      SOLE                    220,621
Service Master                    COM         81760N109       1,063,580         99,400 SHR      SOLE                     99,400
Sigma Aldrich                     COM         826552101         325,920          6,000 SHR      SOLE                      6,000
Sonus Networks                    COM                           170,465         35,220 SHR      SOLE                     35,220
St. Jude Medical                  COM         790849103      40,225,505        699,574 SHR      SOLE                    699,574
St. Paul Cos                      COM         792860108      42,217,504      1,156,327 SHR      SOLE                  1,156,327
Sturm Ruger                       COM         864159108         240,000         24,000 SHR      SOLE                     24,000
Super Valu                        COM         868536103      36,418,824      1,708,200 SHR      SOLE                  1,708,200
Target Corp                       COM         87612E106      69,124,570      1,826,759 SHR      SOLE                  1,826,759
TCF Financial                     COM         872275102      51,066,792      1,281,797 SHR      SOLE                  1,281,797
Techne Corp                       COM         878377100      12,806,183        421,950 SHR      SOLE                    421,950
Texas Instruments                 COM         882508104       1,005,840         57,150 SHR      SOLE                     57,150
Toro                              COM         891092108      43,116,269      1,084,686 SHR      SOLE                  1,084,686
United Technologies               COM         913017109         208,240          2,940 SHR      SOLE                      2,940
UnitedHealth Group                COM         910581107         917,465         18,258 SHR      SOLE                     18,258
US Bancorp                        COM         902973304      51,523,202      2,102,988 SHR      SOLE                  2,102,988
Valspar                           COM         920355104      39,459,445        934,615 SHR      SOLE                    934,615
Verizon Comm                      COM         92343v104      29,141,412        738,692 SHR      SOLE                    738,692
Walgreen                          COM         931422109         306,569         10,185 SHR      SOLE                     10,185
WalMart                           COM         931142103         562,462         10,480 SHR      SOLE                     10,480
Waste Mgmt Inc Del                COM         94106L109         204,765          8,500 SHR      SOLE                      8,500
Wells Fargo & Co                  COM         949746101      73,976,011      1,467,778 SHR      SOLE                  1,467,778
Weyerhaeuser                      COM         962166104       2,450,250         45,375 SHR      SOLE                     45,375
Wyeth                             COM         983024100       2,743,340         60,227 SHR      SOLE                     60,227
Xcel Energy Inc.                  COM         98389B100       7,451,538        495,448 SHR      SOLE                    495,448
Zimmer Holdings, Inc.             COM         98956P102         278,679          6,186          SOLE                      6,186


COMMON STOCK SUBTOTAL                                     1,515,832,527     51,248,030                               51,248,030

ITEM 1                            ITEM 2      ITEM 3       ITEM 4            ITEM 5             ITEM 6    ITEM 7      ITEM 8
                                  TITLE OF                 MARKET
NAME OF ISSUER                    CLASS       CUSIP        VALUE             SHARES    SH/PRN   INVSTMT   MANAGERS    VOTING
                                                                                                DISCR                 AUTHORITY
                                                                                                                      SOLE
PREFERRED STOCK

JP Morgan Pfd.                                46625H209         243,750          2,500 SHR      SOLE                      2,500
St. Paul Cap Pfd 7.6%                         85231F207         878,140         33,200 SHR      SOLE                     33,200


PREFERRED STOCK SUBTOTAL                                      1,121,890         35,700                                   35,700

MUTUAL FUNDS

Acorn Fund                                    53015p403         188,978         10,435 SHR      SOLE                     10,435
Beacon Fund                                   628380305         153,601         12,357 SHR      SOLE                     12,357
Dean Witter US Govt Sec                       616969200         108,951         11,529 SHR      SOLE                     11,529
Fidelity MN Muni                              316412303         261,226         22,044 SHR      SOLE                     22,044
Insured Muni Income Fund                                        325,002         22,124 SHR      SOLE                     22,124
Loomis Sayles Bond Cl I                                         192,818         15,267 SHR      SOLE                     15,267
PW Pace Gov't Sec. Fixed Incom                695740100         188,676         14,425 SHR      SOLE                     14,425
SIT Balanced Fund                                               275,333         22,080 SHR      SOLE                     22,080
SIT MN Tax Free Inc                           82979K100         653,590         63,765 SHR      SOLE                     63,765
Vanguard Index Tr 500                                           407,395          4,526 SHR      SOLE                      4,526

MUTUAL FUND SUBTOTAL                                          2,755,569        198,551                                  198,551

GRAND TOTALS                                              1,519,709,986     51,482,281                               51,482,281